Rule 24f-2 Notice
Colonial Trust III
File #2-15184

1.	Colonial Trust III
	One Financial Center
	Boston, MA 02111

2.	Name of each series or class of funds for
	which this notice is filed:

	Colonial Federal Securities Fund, Classes A, B & C

3.	Investment Company Act File #		811-881

	Securities Act File Number #		2-15184

4.	Last day of fiscal year for which this notice
	is filed:		8/31/98

5.	Calculation of registration fee:

(i)		Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):		$    76,970,021

(ii)		Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$   183,664,468

(iii)	Aggregate price of shares redeemed or
		repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:		$   145,372,027

(iv)		Total available redemption credits:		$   329,036,495

(v)		Net sales:		$0.00

(vi)		Redemption credits available for use in future
		years:		$   252,066,473

(vii)	Multiplier for determining registration fee:		0.00030303030

(viii)Registration fee due:		$0.00



6.	Prepaid Shares

	If the response to Item 5(i) was determined by
	deducting an amount of securities that were
	registered under the Securities Act of 1933
	pursuant to rule 24e-2 as in effect before
	October 11, 1997, then report the amount of
	securities(number of shares or other units)
	deducted here:		0
	If there is a number of shares or other units
	that were registered pursuant to rule 24e-2
	remaining unsold at the end of the fiscal year
	for which this form is filed that are available
	for use by the issuer in future fiscal years,
	then state that number here:		0

7.	Interest due -- if this form is being filed more
	than 90 days after the end of the issuer's fiscal
	year:		0

8.	Total of the amount of the registration fee due
	plus any interest due: 		0

9.	Date the registration fee and any interest payment
	was sent to the Commission's lockbox depository:		11/27/98

	Method of Payment:		Wire Transfer


	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.




By ________________________
Gail Knudsen
Vice President

November 27, 1998